Financial Assets and Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Assets and Other Non-current Assets
Financial assets and other non-current assets

The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Non-current financial assets (Note 14)	6,393	7,771
Investments	573	650
Credits and others financial assets	1,050	1,183
Deposits and guarantees	1,624	2,625
Trade receivables	488	638
Impairment of trade receivables	(118)	(137)
Derivative financial assets (Note 17)	2,776	2,812
Other non-current assets	716	396
Contractual assets (Note 20)	108	—
Deferred expenses (Note 20)	191	—
Prepayments	417	396
Total	7,109	8,167

Non-current financial assets
The movement in investments, credits and others financial assets, deposits and guarantees, trade receivables and impairment of trade receivables in 2018 and 2017, is as follows:

Millions of euros	Investments	Credits and other financial assets	Deposits and guarantees	Trade receivables	Impairment of trade receivables
Balance at 12/31/16	825	1,177	1,938	593	(154)
Acquisitions	16	358	955	602	(12)
Disposals	(155)	(173)	(156)	(59)	41
Translation differences	(7)	(41)	(258)	(40)	16
Fair value adjustments and financial updates	5	4	84	(5)	—
Transfers and other	(34)	(142)	62	(453)	(28)
Balance at 12/31/17	650	1,183	2,625	638	(137)
First application of IFRS 9 impact	—	—	—	(201)	17
Acquisitions	65	2,077	66	662	(21)
Disposals	(24)	(663)	(728)	(148)	10
Translation differences	(5)	(43)	(149)	(12)	1
Fair value adjustments and financial updates	(115)	23	18	(4)	—
Transfers and other	2	(1,527)	(208)	(447)	12
Balance at 12/31/18	573	1,050	1,624	488	(118)

Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant control and for which there is no specific short-term disposal plan (see Note 3.i).
Additionally, the Telefónica Group’s shareholding in BBVA amounted to 205 million euros (314 million euros at December 31, 2017), representing 0.66% of its share capital at December 31, 2018 (same percentage at December 31, 2017).
At December 31, 2018, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 169 million euros (same percentage at December 31, 2017, valued at 205 million euros).
In 2017, shares of China Unicom (Hong Kong) Limited were sold representing 0.24% of its share capital for 72 million euros, that had a negative impact in Net financial expense of 4 million euros.

At December 31, 2018, Telefónica maintained a 9.44% stake in the share capital of Promotora de Informaciones, S.A. (Prisa), valued at 93 million euros (11.78% at December 31, 2017 valued at 27 million euros). In 2018 Telefónica subscribed the capital increase of PRISA, acquiring 42.2 million new shares and selling the rest of the preferred subscription rights. The net amount of the transaction was 49 million euros.
With the application of IFRS 9, the shares described above, classified as financial available-for-sale assets at December 31, 2017, have been reclassified as of January 1, 2018 to the categories of financial assets at fair value thought other comprehensive income, equity instruments (see Note 14).
In June 2017, Telefónica sold its entire shareholding in Mediaset Premium (representing 11.1%), which had a negative impact on net financial expense of 76 million euros.
"Transfers and other" in 2017 primarily includes the prior stake in Colombian companies Telebucaramanga, Metrotel y Optecom (see Note 5).
Long-term credits and other financial assets
The composition of long-term credits is as follows:

Millions of euros	12/31/2018	12/31/2017
Long-term receivables for indirect taxes	731	189
Other long-term credits	319	994
Total	1,050	1,183

In 2018 two final decisions in favor of Telefónica Brazil were passed, which recognized the right to deduct the state tax on goods and services (ICMS) from the calculation basis of the Social Integration Program-PIS (Programa de Integração Social) and the Financing of Social Security-COFINS (Contribuição para Financiamento da Seguridade Social). These decisions cover the period from September 2003 to June 2017, and the period from July 2004 to June 2013.
Once the values were determined, Telefónica Brazil presented to the tax authorities a refund request for the payments of PIS/COFINS affected by the judicial decision, together with the corresponding default interest. The total amount, recorded as additions of Credits and other financial assets in the table above, amounted to 6,240 million Brazilian reals (around 1,454 million euros at an average exchange rate of 2018). The impact on the consolidated income statement amounted to 3,386 million Brazilian reals (789 million euros), reducing the “Taxes” item under “Other expenses” (Note 23), and 2,854 million Brazilian reals (665 million euros) under “Finance Income”.
In August 2018 Telefónica Brazil started compensating the credits. In October 2018 the competent authority in Brazil filed a review of the supporting documentation with the purpose of approving the PIS and COFINS credits. This review is still ongoing at the date of approval of these consolidated financial statements. Telefónica Brazil met all the requests of this procedure and it continues compensating the credits, in line with the favorable decision issued by the court.
The outstanding credit at December 31, 2018 amounted to 4,915 million Brazilian reals (1,107 million euros at the closing exchange rate for 2018). “Long-term receivables for indirect taxes” includes the amount expected to be offset in more than 12 months, off 539 million (568 million euros at short-term, see Note 22).
The Company is still engaged in three other lawsuits of the same nature (including the lawsuits of the companies GVT and Telemig, currently incorporated in Telefónica Brazil). According to the company’s estimates, the contingent assets for these processes, which comprise various periods between December 2001 and June 2017, lie in a range between 1,700 and 2,200 million Brazilian reals (between 383 and 496 million euros at the year-end exchange rate for 2018).
“Other long-term credits” at December 31, 2017 included long-term financial assets of the subsidiary Seguros de Vida y Pensiones Antares, S.A., fundamentally fixed-income securities, amounting to 692 million euros. At December 31, 2018, these long-term financial assets amounted to 634 million euros and were reclassified as non-current assets classified as held for sale (see Note 28). These assets are mainly intended to cover obligations from the defined benefit plans of Telefónica de España (ITP and Survival) but do not qualify as “plan assets” under Employee Benefits (IAS 19) (see Note 21). Likewise, this line item includes long-term financial assets of Telefónica Germany amounting to 62 and 58 million euros at December 31, 2018 and 2017, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 21).

The vast majority of long-term credits, recognized at amortized cost (Note 14), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.

Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 810 million euros (see Note 21) at December 31, 2018 (1,598 million euros at December 31, 2017).
At December 31, 2018, there were deposits related to the collateral guarantees on derivatives signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 687 million euros of which 276 million euros cross currency swap (902 million euros at December 31, 2017 that included 701 million euros related to cross currency swap).
In addition, 120,000 bonds issued by Telefónica Emisiones, S.A.U. are deposited in a securities account of Telefónica SA linked to these collateral contracts as guarantee for a nominal amount of 105 million euros.
The vast majority deposits and guarantees recognized at amortized cost (Note 14), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
The breakdown of financial assets of the Telefónica Group at December 31, 2017 was as follows:

December 31, 2017
	Fair value through profit or loss				Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Available-for-sale	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Held-to-maturity invest-ments	Rest of financial assets at amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 11)	1,074	250	1,117	1,738	822	3,339	18	—	3,592	7,771	7,771
Investments	—	—	650	—	567	83	—	—	—	650	650
Credits and other financial assets	—	250	467	—	86	613	18	—	466	1,183	1,183
Deposits and guarantees	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	1,074	—	—	1,738	169	2,643	—	—	—	2,812	2,812
Trade receivables	—	—	—	—	—	—	—	—	638	638	501
Impairment of trade receivables	—	—	—	—	—	—	—	—	(137)	(137)	—
Current financial assets	163	60	66	731	105	915	—	169	14,884	16,073	16,073
Trade receivables (*) (Note 12)	—	—	—	—	—	—	—	—	11,290	11,290	8,727
Impairment of trade receivables (*) (Note 12)	—	—	—	—	—	—	—	—	(2,563)	(2,563)	—
Other financial assets (Note 13)	163	60	66	731	105	915	—	169	965	2,154	2,154
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	1,237	310	1,183	2,469	927	4,254	18	169	18,476	23,844	23,844

(*) For comparative purposes, and considering the impact of the IFRS 9 application on the impairment of trade receivables, short-term trade receivables are included in the breakdown of financial assets by category as of December 31, 2017.
The breakdown of financial assets of the Telefónica Group at December 31, 2018 is as follows:

December 31, 2018
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 11)	860	—	70	545	1,950	660	2,765	—	2,968	6,393	6,393
Investments	28	—	—	545	—	492	81	—	—	573	573
Credits and other financial assets	6	—	—	—	—	6	—	—	1,044	1,050	1,050
Deposits and guarantees	—	—	—	—	—	—	—	—	1,624	1,624	1,624
Derivative instruments	826	—	—	—	1,950	162	2,614	—	—	2,776	2,776
Trade receivables	—	—	70	—	—	—	70	—	418	488	370
Impairment of trade receivables	—	—	—	—	—	—	—	—	(118)	(118)	—
Current financial assets	961	—	681	—	660	154	2,148	—	14,018	16,320	16,320
Trade receivables (Note 12)	580	—	680	—	—	—	1,260	—	9,816	11,076	8,419
Impairment of trade receivables (Note 12)	—	—	—	—	—	—	—	—	(2,657)	(2,657)	—
Other current financial assets (Note 13)	381	—	1	—	660	154	888	—	1,167	2,209	2,209
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,692	5,692	5,692
Total	1,821	—	751	545	2,610	814	4,913	—	16,986	22,713	22,713